EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Fair value of plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0
Contributions from sponsors	12,572	12,463	R$ 14,733
Contributions from participants	1,556	2,212	2,206
Payment of benefits	(14,128)	(14,675)	(16,939)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0